Shareholder Report, Line Graph (Details) 194180_Hood River New Opportunities Fund_Institutional Shares_TSR Annual {Institutional Shares} - USD ($)			12 Months Ended
	Jun. 30, 2025	Aug. 05, 2024	Jun. 30, 2026
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name			Institutional Shares
Accumulated Value	$ 34,550	$ 25,000	$ 58,900
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000 Total Return Index
Accumulated Value	30,224	25,000	$ 37,122
Russell 2500 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2500 Growth Total Return Index
Accumulated Value	$ 28,067	$ 25,000	$ 37,313